Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events after the reporting period
Events after the reporting period

28. Events after the reporting period

The Group has entered into a lease contract for a new production facility in Nuremberg, Germany, beginning on January 1, 2021. The contract has a lease term of six years with total lease payments of TEUR 2,243.